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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment              [ ]; Amendment Number:
                                                           ---------
  This Amendment (Check only one.)   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Triangle Peak Partners, LP
Address:    PO Box 3788
            Carmel Plaza, Suite 305 (Ocean & Mission Streets)
            Carmel, CA  93921

Form 13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael C. Morgan
Title:  Chief Executive Officer
Phone:  831-998-9540

Signature, Place, and Date of Signing:

/s/ Michael C. Morgan       Carmel, CA                February 10, 2012
---------------------      -------------              -----------------
     [Signature]           [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        ------
Form 13F Information Table Entry Total:   44
                                        ------
Form 13F Information Table Value Total: 61,211
                                        ------
                                        (thousands)
List of Other Included Managers:

     NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                   VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS   CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------- --------------- ---------- -------- ------- --- ---- ---------- -------- ------ ------ -----
APOLLO GROUP INC             CL A        37604105      215    3983 SH          Sole               3457          526
APPLE INC                     COM        37833100      246     608 SH          Sole                529           79
BIOGEN IDEC INC               COM       09062X103      235    2132 SH          Sole               1860          272
BRITISH AMERN TOB PLC    SPONSORED ADR  110448107      217    2289 SH          Sole               2289
BT GROUP PLC                  ADR       05577E101      201    6796 SH          Sole               6796
CHECK POINT SOFTWARE
TECH LTD                      ORD       M22465104      203    3861 SH          Sole               3355          506
COACH INC                     COM       189754104      214    3506 SH          Sole               3057          449
COLGATE PALMOLIVE CO          COM       194162103      226    2449 SH          Sole               2128          321
DELTIC TIMBER CORP            COM       247850100      624   10332 SH          Sole               8389         1943
DOLLAR TREE INC               COM       256746108      314    3775 SH          Sole               3292          483
FUSION-IO INC                 COM        36112J10    17587  726741 SH          Sole             726741
GARMIN LTD                    SHS       H2906T109      227    5694 SH          Sole               4944          750
GILEAD SCIENCES INC           COM       375558103      212    5179 SH          Sole               4499          680
INTERNATIONAL BUSINESS
MACHS                         COM       459200101      224    1216 SH          Sole               1055          161
ISHARES INC             MSCI CDA INDEX  464286509     1594   59913 SH          Sole              48958        10955
ISHARES INC               MSCI JAPAN    464286848     2746  301376 SH          Sole             264280        37096
ISHARES TR              IBOXX INV CPBD  464287242     1680   14765 SH          Sole                           14765
ISHARES TR              BARCLYS MBS BD  464288588      226    2093 SH          Sole                            2093
ISHARES TR              S&P MIDCAP 400  464287507     1546   17646 SH          Sole              15337         2309
JOHNSON & JOHNSON             COM       478160104      204    3111 SH          Sole               2702          409
LORILLARD INC                 COM       544147101      222    1945 SH          Sole               1697          248
MCDONALDS CORP                COM       580135101      270    2688 SH          Sole               2338          350
MCGRAW HILL COS INC           COM       580645109      231    5146 SH          Sole               4485          661
NOKIA CORP               SPONSORED ADR  654902204       86   17854 SH          Sole              17854
NORDSTROM INC                 COM       655664100      212    4273 SH          Sole               3707          566
PHILIP MORRIS INTL INC        COM       718172109      230    2928 SH          Sole               2540          388
PLUM CREEK TIMBER CO          COM       729251108      915   25023 SH          Sole              22094         2929

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
RAYONIER INC                  COM       754907103     1034   23170 SH          Sole              20353         2817
ROGERS COMMUNICATIONS
INC                          CL B       775109200      215    5581 SH          Sole               4856          725
RYDEX ETF TRUST         S&P 500 EQ TRD  78355W106     4977  107543 SH          Sole              93423        14120
SANOFI                   SPONSORED ADR  80105N105      249    6823 SH          Sole               6823
SELECT SECTOR SPDR TR   SBI CONS DISCR  81369Y407      368    9439 SH          Sole               8407         1032
SELECT SECTOR SPDR TR   SBI CONS STPLS  81369Y308      968   29785 SH          Sole              26354         3431
SELECT SECTOR SPDR TR   SBI HEALTHCARE  81369Y209      939   27056 SH          Sole              24597         2459
SELECT SECTOR SPDR TR   SBI INT-ENERGY  81369Y506     1222   17683 SH          Sole              15271         2412
SELECT SECTOR SPDR TR    SBI INT-FINL   81369Y605      532   40946 SH          Sole              35632         5314
SELECT SECTOR SPDR TR    SBI INT-INDS   81369Y704      381   11280 SH          Sole               9971         1309
SELECT SECTOR SPDR TR     TECHNOLOGY    81369Y803     1517   59626 SH          Sole              51779         7847
TIM HORTONS INC               COM       88706M103      220    4540 SH          Sole               4540
TJX COS INC                 NEW COM     872540109      254    3940 SH          Sole               3422          518
TOTAL S A                SPONSORED ADR  89151E109      208    4067 SH          Sole               4067
VANGUARD INTL EQUITY
INDEX F                MSCI EMR MKT ETF 922042858     7051  184523 SH          Sole             159822        24701
VANGUARD INTL EQUITY
INDEX F                 MSCI EUROPE ETF 922042874     6242  150652 SH          Sole             114448        36204
VANGUARD INTL EQUITY
INDEX F                  MSCI PAC ETF   922042866     3727   78313 SH          Sole              61574        16739

REPORT SUMMARY                44                     61211